EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
China [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 13,078	$ 1,884	¥ 12,677	¥ 12,789
SINGAPORE
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	¥ 265	$ 38	¥ 181	¥ 0